Summary of Significant Accounting Policies (Details)			12 Months Ended
	Mar. 11, 2044	Mar. 27, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Net current liabilities			$ 50,005,942
Restricted ordinary shares (in Shares) | shares		5,469,019
Aggregate amount		$ 220
Voting power, percentage			50.00%	50.00%
Aggregate value (in Yuan Renminbi) | ¥				¥ 10
Other aggregate value (in Yuan Renminbi) | ¥				¥ 1
Option agreements effect term			10 years	10 years
Service fees, percentage	80.00%
Impairment on goodwill			$ 1,854,221		$ 1,994,986
Impairment of intangible assets			$ 162,544
Warrents exercise (in Shares) | shares			7,803,132	7,803,132	32,905,298
Likelihood of being sustained			50.00%	50.00%
Advertising costs			$ 58,075		$ 915,203	133,634
Tax effect
Number of customers			3		2	3
Percentage of revenue			53.00%	53.00%	32.00%	40.40%
Credit risk exposure of uninured cash in banks			$ 1,264,881		$ 16,795,263
Intangible assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of intangible assets
First Tranche [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share subscription agreement			22,000,000
Second Tranche [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share subscription agreement			$ 198,000,000
Net Sales [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			10.00%	10.00%
Trade Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			10.00%	10.00%
Forecast [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Renewed term period	10 years
WFOE [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fees, percentage	20.00%
iTraffic and Hongda Jiutong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fees, percentage	100.00%